Investment Risks - NovaTide Flexible Allocation ETF	Sep. 12, 2025
Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Common Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters.

REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Underlying Fund Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Fund Risks.
General [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General. The Fund will incur higher and duplicative expenses when it invests in closed-end funds, ETFs, and other investment companies, including BDCs. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Closed-end funds and BDCs may be less liquid than other investments, and thus their share values are more volatile than the values of the investments they hold. Investments in closed-end funds and BDCs are also subject to the “Closed-End Fund Risk” and “BDC Risk”, respectively, described below. Similarly, investments in ETFs are also subject to the “ETF Risks” described below.

Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●

Commodity Risk. Investing in an Underlying Fund that focuses on gold, energy or other commodity, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risk due to the inherent volatility and unpredictability of the commodities markets. Underlying Funds that trade futures contracts are subject to derivatives risk, leverage risk, counterparty risk and futures contracts risk, among other risks. In addition, Underlying Funds holding gold directly face significant custodial and safeguarding risks regarding their gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Underlying Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Underlying Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Underlying Funds to losses in excess of those amounts initially invested.

Potentially No 1940 Act Protections [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders.

Closed-End Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no guarantee that the market discount (the gap between the market price and the net asset value) of any closed-end fund shares bought by the Fund will narrow. This means that the Fund’s investment in a closed-end fund may not increase in value if the discount persists (or widens), potentially leading to a loss or a smaller return on the Fund’s investment.

BDC Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	BDC Risk. BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their NAV. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Developed Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The Fund may invest in various fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Emerging Market Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Market Bonds Risk. The Fund invests in emerging market bonds, which entails higher risks compared to developed market bonds due to political, economic, and market factors. Political risk is heightened in emerging markets due to potential instability, policy changes, or government interventions that can adversely affect bond values. Economic risk is also more pronounced, with emerging markets often experiencing greater volatility in growth rates, inflation, and interest rates. Market risk is increased due to less mature financial markets, lower liquidity, and greater susceptibility to external shocks. Furthermore, these bonds may face higher default risk due to weaker creditworthiness of issuers and less reliable legal and regulatory frameworks.

High-Yield Corporate Bonds Risk (Junk Bonds) [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield Corporate Bonds Risk (Junk Bonds). Securities rated below investment grade are speculative investments and are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

International Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	International Bonds Risk. The Fund invests in international bonds, which involves several risks, including currency risk, political risk, and economic risk. Currency risk arises from fluctuations in exchange rates, potentially impacting the value of foreign bonds when converted to the investor’s home currency. Political risk involves changes in government, policy, or political instability in the issuing country, which can affect bond values. Economic risk pertains to the overall economic conditions in the issuing country, such as inflation rates, economic growth, and interest rate changes, influencing the performance of international bonds. Additionally, these bonds may be subject to less stringent regulatory and disclosure standards, increasing the risk of inadequate information.

Municipal Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Municipal Bonds Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders.

Treasury Inflation Protected Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Treasury Inflation Protected Securities Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

Agency Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Agency Securities Risk. U.S. government agency securities (such as securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and-credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Asset Backed Securities Risk. Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities. Some tranches of asset-backed securities have substantial amounts of credit enhancement in order to seek to help mitigate or minimize the risk of principal or interest loss as a result of normalized levels of defaults and recoveries, which may increase their overall credit rating. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. As part of the Fund’s principal investment strategy, the Fund may engage in activities, such as entering into short sales, that involve the use of leverage. If the Fund uses leverage through activities such as entering into short sales, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements. In addition, the Underlying Funds in which the Fund invests may also utilize leverage, and the Fund will bear the risk of such use.

Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses. In addition, the Underlying Funds in which the Fund invests may also enter into short sales, and the Fund will bear the risk of such use.

Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. The Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk.
Large-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Small-Capitalization Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
New Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Sub-Adviser Risk. The Sub-Adviser is newly registered with the SEC has no experience with managing an exchange-traded fund regulated under the 1940 Act, which may limit the Sub-Adviser’s effectiveness. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible the Sub-Adviser may not achieve the Fund’s intended investment objective.

Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities both directly and via Underlying ETFs. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.